Provisions - Schedule of maturity of estimated benefits payments, United Kingdom (Details) - UK € in Millions	Dec. 31, 2024 EUR (€)
2025
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	€ 577
2026
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	489
2027
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	511
2028
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	535
2029
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	558
2030 to 2034
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	€ 2,939